9. EQUIPMENT: Schedule of Equipment (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Equipment

	Office Furniture and Equipment	Computer equipment and Systems	Laboratory Equipment	Leasehold Improvements	Total
	$	$	$	$	$
Cost
Balance, December 31, 2018	10,854	3,898	38,896	24,182	77,830
Write down	(10,854)	(3,898)	(38,896)	(24,182)	(77,830)
Balance, December 31, 2019 and 2020	-	-	-	-	-

Accumulated Amortization
Balance, December 31, 2018	4,381	2,552	29,409	20,483	56,825
Amortization	1,942	404	2,845	1,110	6,301
Write down	(6,323)	(2,956)	(32,254)	(21,593)	(63,126)
Balance, December 31, 2019 and 2020	-	-	-	-	-

Carrying value
As at December 31, 2019 and 2020	-	-	-	-	-